Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2022
IFRS Statement [Line Items]
Schedule of Cash and cash equivalents

	September 30,	December 31,
	2022	2021
	(Unaudited)
Banks and corporations	8,976,534	11,080,569
Short–term investments	3,939,317	3,467,859
Cash	1,897	1,478
	12,917,748	14,549,906